Note 18 - Cash and Cash Equivalents - Components of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Line Items [Line Items]
Bank balances	$ 13,067	$ 14,335
Cash and cash equivalents in the statement of financial position	13,067	14,335
Bank overdrafts used for cash management purposes	(311)
Net cash and cash equivalents at year end	$ 12,756	$ 14,335	$ 10,880	$ 23,082